Annual Total Returns - FidelitySeriesTreasuryBillIndexFund-PRO - FidelitySeriesTreasuryBillIndexFund-PRO - Fidelity Series Treasury Bill Index Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Treasury Bill Index Fund
Bar Chart Table:
Annual Return 2019	2.44%
Annual Return 2020	0.85%
Annual Return 2021	0.06%
Annual Return 2022	1.32%